Summary of Significant Accounting Policies - Schedule of Valuation of the Public Warrants (Details) - Mar. 03, 2025 - Public Warrant [Member]	Properties	Total
Implied Class A ordinary share price [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	9.91	9.91
Exercise price [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	11.5	11.5
Simulation term (years) [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	7	7
Risk-free rate (continuous) [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	4.02	4.02
Selected volatility [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	2.5	2.5
Probability of de-SPAC and market adjustment [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	15	15